CONTRACT ASSETS, NET	6 Months Ended
Dec. 31, 2020
CONTRACT ASSETS, NET
CONTRACT ASSETS, NET

NOTE 7. CONTRACT ASSETS, NET

Contract assets, net consisted of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
Third Party	RMB	RMB	U.S. Dollars
Contract assets	¥31,677,348	¥45,645,343	$6,987,268
Impairment of contract assets	(139,762)	(23,377)	(3,578)
Total contract assets, net	¥31,537,586	¥45,621,966	$6,983,690

As of December 31, 2020, total contracts assets, net amounted to ¥45,621,966 ($6,983,690), of which 7.6%, or ¥3,468,331  ($530,923) have been subsequently realized as of the date of the report, and the remaining balance is expected to be utilized by December 31, 2021.

Net recovery of impairment of contract asset was ¥18,976 for the six months ended December 31, 2019. Impairment of contract asset was ¥85,514  ($13,090) for the six months ended December 31, 2020.

Movement of impairment of contract assets is as follows:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥162,213	¥139,762	$21,394
Charge to (reversal of) expense	(22,451)	85,514	13,090
Less: write-off	—	(201,899)	(30,906)
Ending balance	¥139,762	¥23,377	$3,578